Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Mar. 25, 2015
Document Information [Line Items]
Entity Registrant Name	Cypress Energy Partners, L.P.
Document Type	8-K
Current Fiscal Year End Date	--12-31
Entity Public Float		$ 102,594,375
Amendment Flag	false
Entity Central Index Key	0001587246
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Subordinated Units [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding			5,913,000
Common Units [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding			5,913,000